                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM ADVISOR REAL ESTATE FUND


                         Supplement dated June 15, 2001
      to the Prospectus dated September 11, 2000 as revised May 25, 2001

At a meeting held on June 13, 2001, the Board of Trustees of AIM Advisor Funds (the "trust"), on behalf of AIM Advisor Real Estate Fund (the "fund"), voted to change the fund's name.

Effective on or about July 13, 2001, the fund's prospectus will be revised to reflect the fund's name change to "AIM Real Estate Fund."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                      AIM ADVISOR INTERNATIONAL VALUE FUND


                         Supplement dated June 15, 2001
      to the Prospectus dated September 11, 2000 as revised April 4, 2001

At a meeting held on June 13, 2001, the Board of Trustees of AIM Advisor Funds (the "trust"), on behalf of AIM Advisor International Value Fund (the "fund"), voted to change the fund's name.

Effective on or about July 13, 2001, the fund's prospectus will be revised to reflect the fund's name change to "AIM International Value Fund."